INTERIM FINANCIAL INFORMATION (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Revenues, net	$ 2,329,714	$ 2,359,808	$ 2,322,521	$ 2,322,362	$ 2,302,259	$ 2,305,901	$ 2,260,221	$ 823,501	$ 627,589	$ 9,306,950	$ 6,017,212
Operating expenses	(2,016,676)	(2,142,753)	(2,201,946)	(2,069,094)	(2,052,149)	(2,087,555)	(2,115,955)	(777,564)	(573,329)	(8,465,942)	(5,554,403)
Operating income	313,038	217,055	120,575	253,268	250,110	218,346	144,266	45,937	54,260	841,008	462,809
Net income (loss)	(128,949)	2,243,325	(192,434)	(479,939)	(76,188)	(236,049)	(172,553)	(282,129)	(140,748)	1,494,764	(831,479)
Net income attributable to noncontrolling interests	(2)	(850)	(135)	(365)	(237)	(659)	(256)	364	0	(1,587)	(551)
Net income (loss) attributable to Altice USA, Inc. stockholders	$ (128,951)	$ 2,242,475	$ (192,569)	$ (480,304)	$ (76,425)	$ (236,708)	$ (172,809)	$ (281,765)	$ (140,748)	$ 1,493,177	$ (832,030)
Basic and diluted income (loss) per share attributable to Altice USA Inc.'s stockholders (in dollars per share)	$ (0.17)	$ 3.04	$ (0.26)	$ (0.73)	$ (0.12)	$ (0.36)	$ (0.27)	$ (0.43)	$ (0.22)	$ 2.15	$ (1.28)
Quarterly Financial Information [Line Items]
Payments of dividends					$ 79,617					$ 919,317	$ 365,559
Domestic Tax Authority [Member]
Quarterly Financial Information [Line Items]
Impact from changes in tax rates										$ (2,332,677)	$ 0